ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated September 30, 2014,

 to the Prospectus dated April 28, 2014, and Supplemented on June 20, 2014 and August 12, 2014

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Effective as of September 2, 2014, Canyon Chan, Portfolio Manager, is no longer a portfolio manager to the AZL Franklin Templeton Founding Strategy Plus Fund, and all references to him are deleted.

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2.	Effective as of October 31, 2014, the AZL Pyramis® Core Bond Fund will increase the limit it may invest in lower-quality debt securties to 20%.

The sixth paragraph of the section Principal Investment Strategies of the Fund on page 81 is deleted and replaced in its entirety as follows:

The Fund also may invest up to 20% of its assets in lower-quality debt securities.

“Currency Risk” is added as a Principal Risks of Investing in the Fund on Page 81:

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Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

“AZL Pyramis Core Bond Fund” is added to Currency Risk in the section “More About the Funds” on page 120.

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AZLPRO-003-0414

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated September 30, 2014,

to the Statement of Additional Information dated April 28, 2014 and supplemented August 12, 2014

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

Effective as of September 2, 2014, Canyon Chan, Portfolio Manager, is no longer a portfolio manager to the AZL Franklin Templeton Founding Strategy Plus Fund, and all references to him are deleted.

AZLSAI-002-0414